INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 10,433,000	$ 9,174,000
Stock-based compensation	1,871,000	1,866,000
Technology licensing fee	167,000	167,000
Total deferred tax assets	12,471,000	11,207,000
Valuation allowance	$ (12,471,000)	$ (11,207,000)
Deferred tax assets, net of valuation allowance